Shareholder Report, Holdings (Details) - C000246657	Jun. 30, 2025
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
UBS AGFR_90304M246
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	27.60%
SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
SectorEquity-Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.70%